Convertible Notes Payable - (Additional Information) (Detail) - Convertible Notes Payable [Member] - USD ($)	1 Months Ended
	Oct. 21, 2015	Dec. 31, 2015
Convertible Long Term Notes Payable [Line Items]
Potential Additional Equity Financing	$ 3,500,000
Debt Issuance Cost	12,528
Deposit Liabilities, Accrued Interest		$ 24,510
Convertible Note Payable, Face Amount	$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Debt Instrument, Maturity Date	Oct. 21, 2016